Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Jul. 22, 2013	Jul. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Series B preferred stock	Dec. 31, 2012 Series B preferred stock	Jul. 31, 2013 Series A preferred stock	Dec. 31, 2012 Series A preferred stock	Sep. 30, 2013 $10.0 million secured loan	Feb. 28, 2013 $10.0 million secured loan	Feb. 28, 2013 Revolving facility	Sep. 30, 2013 Revolving facility Prime rate	Feb. 28, 2013 Term loan	Sep. 30, 2013 Term loan U.S. Treasury Bond for a term of five years	Jul. 18, 2013 Subsequent events	Jan. 31, 2013 Subsequent events	Apr. 09, 2013 Subsequent events Series B preferred stock	Jul. 03, 2013 Subsequent events Series A preferred stock	Feb. 28, 2013 Subsequent events U.S. Treasury Bond for a term of five years	Feb. 28, 2013 Subsequent events $10.0 million secured loan	Feb. 28, 2013 Subsequent events Revolving facility Prime rate	Feb. 28, 2013 Subsequent events Revolving facility Prime rate Minimum	Feb. 28, 2013 Subsequent events Term loan U.S. Treasury Bond for a term of five years	Feb. 28, 2013 Subsequent events Term loan U.S. Treasury Bond for a term of five years Minimum
Subsequent events
Amount received from the IRS related to the settlement of the IRS examination for the tax years 2003 through 2008																	$ 16,800,000
Maximum borrowing capacity										10,000,000	10,000,000										10,000,000
Term Of loan												36 months		24 months						24 months	36 months
Variable rate basis													Prime Rate		U.S. Treasury Bond for a term of five years							prime rate		U.S. Treasury Bond for a term of five years
Base rate margin (as a percent)													1.00%		3.00%							1.00%
Interest rate floor (as a percent)													4.00%		5.00%								4.00%		5.00%
Preferred stock, shares purchased and retired						1												1
Cash paid to purchase preferred stock			700,000			700,000												700,000
Insurance policy proceeds to be collected by the entity, when the preferred stock holders agreed to release certain claims																		1,000,000
Book value of preferred stock							0		100
Approximate amount of difference between the consideration transferred to the shareholder and the carrying value of preferred stock																		700,000	19,000,000
Preferred stock converted into common stock and retired (in shares)								10,000											10,000
Common stock issued in exchange for outstanding preferred stock (in shares)		903,825																	903,825
Estimated value for which common stock was agreed to be exchanged for preferred stock								$ 19,000,000											$ 19,000,000
Stock split ratio	10.3															10.3
Common stock, shares authorized	150,000,000		150,000,000	150,000,000	150,000,000											150,000,000